Cost of Services (Details) - Schedule of Cost of Services	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Schedule of Cost of Services [Line Items]
Consultant fee	RM 11,075,069	$ 2,413,237	RM 1,884,806	RM 9,982,074
IT expenses	1,098,800	239,426	5,724,360	204,903
Subscription fee	140,982	30,720	14,125	94,141
Referral fee	2,534,502	552,263
Others	534,664	116,503	32,598	18,933
Total	RM 15,384,017	$ 3,352,149	RM 7,655,889	RM 10,300,051